Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	CONNORS FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001884762
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	connors
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2025
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2025
Prospectus Date	rr_ProspectusDate	Mar. 30, 2025
Connors Hedged Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Connors Hedged Equity Fund (the “Fund”) seeks to achieve capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily income generation, with lower volatility than U.S. equity markets.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended November 30, 2024, the Fund’s portfolio turnover rate was 48%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until March 31, 2026. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. In an effort to reduce volatility and generate income, the Fund will also write call options on a portion of the equity securities in the Fund’s portfolio. An option is a financial instrument that gives the holder the right, but not the obligation, to buy or sell a security at an agreed-upon price (“exercise price”). A call option gives the holder the right to buy a security at the exercise price. In other words, the Fund will sell call options on securities that it owns, giving the buyer of the call option the right to purchase that security from the Fund at the exercise price in exchange for payment of a premium by the call option purchaser.

The Fund seeks to invest in a diversified portfolio of equity securities, primarily comprised of common stocks of U.S. large-capitalization (i.e., companies that have market capitalizations of greater than $10 billion at the time of initial purchase) and mid-capitalization companies (i.e., companies that have market capitalizations of between $2 billion and $10 billion at the time of initial purchase). The Fund typically invests in approximately 40-50 equity securities that are diversified among market sectors. In selecting securities for the Fund, the Adviser emphasizes companies that exhibit one or more of the following characteristics: fundamental quality (i.e., companies that have had consistent growth over a long period of time, typically maintain lower levels of leverage, and often pay dividends), strong profitability (i.e., companies that have relatively high operating margin, return on invested capital, and/or return on equity), strong free cash flow generation, and proven management teams (i.e., companies that are led by experienced executives). As a result of its investment strategy, the Fund may engage in frequent trading of portfolio securities. The Adviser may determine to sell an equity security if the company is exhibiting deteriorating fundamentals or technical breakdowns, if there has been an alteration of the Adviser’s initial investment thesis (i.e., there has been a change in the Adviser’s outlook with respect to a particular security), if the holding reaches targets set by the Adviser or the Adviser determines such targets are not likely to be reached in a timely manner, or if the Adviser identifies other, more attractive opportunities.

The Fund generally seeks to have call options written on between 25%-75% of the Fund’s equity holdings, but this can vary significantly depending upon the Adviser’s investment outlook or as a result of other factors such as significant inflows into the Fund or rising equity markets resulting in options being exercised and portfolio securities being called away.

Depending on market conditions, the Fund may purchase put options or utilize put spreads on large-cap, broad-based securities indexes (such as the S&P 500®) to seek to offset some of the risk of a potential decline in value of the Fund’s equity holdings. Buying a put option gives the Fund the right to sell a security, or in the case of an option on an index, sell the index, at the exercise price, thereby seeking to limit the Fund’s downside risk to the level of the exercise price. A put spread is an option strategy whereby the Fund purchases a put option and also sells a put option on the same underlying security or index at different exercise prices. By using this combination of option positions, the Adviser seeks to protect the Fund against a decline in the price of the underlying security or index, while using the premium from the sale of the put option as a way to offset some of the cost of purchasing the first option. In addition, the Fund may also purchase and sell put and call options on individual securities for investment purposes, to hedge other investments, or to generate additional option premiums for the Fund. The Fund may sell calls or buy puts on individual securities that the Fund does not hold in its portfolio (i.e., “naked” options), which have the potential for unlimited loss.

The Fund will typically hold a portion of its assets in cash or cash equivalent securities, including short-term debt securities, repurchase agreements and money market mutual fund shares (“Money Market Instruments”) in order to maintain liquidity or pending the selection of investments. Periodically, the Fund may also invest up to 100% of its assets in Money Market Instruments for temporary defensive purposes.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk [Text Block]	rr_RiskTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be complete investment program. The principal risks of an investment in the Fund are generally described below.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions and general bond market conditions. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, environmental events, trade disputes, and epidemics, pandemics, or other public health issues. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and/or worldwide, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could change drastically and with rapidity and therefore adversely affect the Fund.

Equity Securities Risk. The prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual issuers, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

Large-Cap Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Investing in mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Active Management Risk. Due to the active management of the Fund by the Adviser, the Fund could underperform other funds with similar investment objectives and strategies.

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s asset allocation style may not be implemented successfully, negatively affecting the Fund’s performance. In addition, the Adviser may select investments that depreciate or fail to appreciate as anticipated.

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in the underlying securities. The value of the Fund’s option positions will fluctuate in response to changes in the value of the underlying security or index. Options purchased by the Fund may expire “out of the money” and become worthless. A call option is out of the money if the current price of the underlying security or index is lower than the exercise price. A put option is out of the money if the current price of the underlying security or index is higher than the exercise price. Options can be used in a speculative manner such that the Fund’s ability to utilize options successfully would depend on the ability of the Adviser to correctly predict future price fluctuations, which cannot be assured. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. When the Fund writes covered call options, the premium received for writing the call option generates income to the Fund; however, the Fund’s participation in gains above the sum of the premium and the exercise price of the call are forfeited in return for receiving the call option premium while the Fund retains the risk of a decline in value of the underlying security or index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying securities or index over time. In addition, the Fund’s ability to sell the underlying securities will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option. The Fund’s options will also be subject to the risk that exchanges may suspend the trading of options in volatile markets, in which case the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so. There is no guarantee that a market will exist for buying or selling options at the time the Fund wishes to do so. To the extent the Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

Portfolio Turnover Risk. Frequent and active trading may result in higher transaction costs to the Fund, including brokerage commissions, which may lower the Fund’s performance and may result in the realization of capital gains, including net short-term capital gains, which must generally be distributed to shareholders. Therefore, high portfolio turnover may reduce the Fund’s returns and increase taxable distributions to shareholders.

Money Market Fund Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank or any government agency. It is possible for the Fund to lose money by investing in money market funds. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments held by the money market fund. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund. These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since-inception periods compared with those of a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information, current through the most recent month end, is available by calling 833-601-2676 or by visiting the Fund’s website at www.connorsinvestor.com/mutual-funds.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since-inception periods compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	833-601-2676
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.connorsinvestor.com/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	12/31/2023	8.98%
Lowest Quarter:	09/30/2023	-2.43%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.43%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the year ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own shares of the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

Connors Hedged Equity Fund | S&P 500 Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.02%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	10.96%	[1],[2]
Connors Hedged Equity Fund | CBOE S&P 500 BuyWrite Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.12%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	21.49%	[2],[3]
Connors Hedged Equity Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions and general bond market conditions. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, environmental events, trade disputes, and epidemics, pandemics, or other public health issues. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and/or worldwide, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could change drastically and with rapidity and therefore adversely affect the Fund.

Connors Hedged Equity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. The prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual issuers, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

Large-Cap Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Investing in mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Connors Hedged Equity Fund | Large Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Cap Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Connors Hedged Equity Fund | Mid Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Cap Company Risk. Investing in mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Connors Hedged Equity Fund | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Management Risk. Due to the active management of the Fund by the Adviser, the Fund could underperform other funds with similar investment objectives and strategies.
Connors Hedged Equity Fund | Investment Style And Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s asset allocation style may not be implemented successfully, negatively affecting the Fund’s performance. In addition, the Adviser may select investments that depreciate or fail to appreciate as anticipated.

Connors Hedged Equity Fund | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in the underlying securities. The value of the Fund’s option positions will fluctuate in response to changes in the value of the underlying security or index. Options purchased by the Fund may expire “out of the money” and become worthless. A call option is out of the money if the current price of the underlying security or index is lower than the exercise price. A put option is out of the money if the current price of the underlying security or index is higher than the exercise price. Options can be used in a speculative manner such that the Fund’s ability to utilize options successfully would depend on the ability of the Adviser to correctly predict future price fluctuations, which cannot be assured. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. When the Fund writes covered call options, the premium received for writing the call option generates income to the Fund; however, the Fund’s participation in gains above the sum of the premium and the exercise price of the call are forfeited in return for receiving the call option premium while the Fund retains the risk of a decline in value of the underlying security or index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying securities or index over time. In addition, the Fund’s ability to sell the underlying securities will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option. The Fund’s options will also be subject to the risk that exchanges may suspend the trading of options in volatile markets, in which case the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so. There is no guarantee that a market will exist for buying or selling options at the time the Fund wishes to do so. To the extent the Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

Connors Hedged Equity Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk. Frequent and active trading may result in higher transaction costs to the Fund, including brokerage commissions, which may lower the Fund’s performance and may result in the realization of capital gains, including net short-term capital gains, which must generally be distributed to shareholders. Therefore, high portfolio turnover may reduce the Fund’s returns and increase taxable distributions to shareholders.

Connors Hedged Equity Fund | Money Market Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Fund Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank or any government agency. It is possible for the Fund to lose money by investing in money market funds. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments held by the money market fund. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund. These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares.

Connors Hedged Equity Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CVRDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.90%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.00%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.80%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	503
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	914
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,061
Annual Return 2023	rr_AnnualReturn2023	14.95%
Annual Return 2024	rr_AnnualReturn2024	18.28%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.28%
Since Inception	rr_AverageAnnualReturnSinceInception	9.26%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 19, 2022
Connors Hedged Equity Fund | Institutional Class | Returns After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.88%
Since Inception	rr_AverageAnnualReturnSinceInception	9.02%	[2]
Connors Hedged Equity Fund | Institutional Class | Returns After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.11%
Since Inception	rr_AverageAnnualReturnSinceInception	7.18%	[2]

[1]	The S&P 500® Total Return Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Investors cannot invest directly in an index.
[2]	The Fund commenced operations on January 19, 2022.
[3]	The CBOE S&P 500 BuyWrite IndexSM (BXM) is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) “writing” (or selling) the near-term S&P 500 Index (SPXSM) “covered” call option, generally on the third Friday of each month. An investor cannot invest directly in an index.
[4]	Connors Investor Services, Inc. (the “Adviser”) has contractually agreed, until March 31, 2026 to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund Fees and Expenses, payments, if any, under a Rule 12b-1 Distribution Plan or Administrative Servies Plan, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to 1.05% of the Fund’s average daily net assets of its Institutional Class shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after the date that such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to March 31, 2026, this agreement may not be modified or terminated without the approval of the Board of Trustees (the “Board”). This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.